Income tax (Details 5) - Unused tax losses [member] - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Expires 2024	$ 610	$ 610
Expires 2025	1,075	1,075
Expires 2026	2,136	2,136
Expires 2027	5,203	5,203
Expires 2028	2,064	2,064
Expires 2029	4,663	4,663
Expires 2030	3,698	3,698
Expires 2031	1,614	1,614
Expires 2032	4,849	4,849
Expires 2033	10,454	10,454
Expires 2034	7,416	7,416
Expires 2035	9,835	9,835
Expires 2036	19,008	19,008
Expires 2037	19,824	19,824
Expires 2038	16,277
Total	$ 108,726	$ 92,449